Financial instruments - Trade and Other Receivables Reconciliation (Details)	3 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial instruments [Line Items]
Trade and other receivables		$ 608,864,000	$ 909,740,000
Impairment provision for doubtful receivables
Financial instruments [Line Items]
Total financial assets		(639,000)	(202,000)	$ (3,369,000)
Battery-Grade Lithium Hydroxide Monohydrate Plant
Financial instruments [Line Items]
Production capacity, metric tons	20,000
Trade receivables, current
Financial instruments [Line Items]
Gross receivables		539,948,000	787,667,000
Trade and other receivables		537,552,000	784,422,000
Trade receivables, current | Impairment provision for doubtful receivables
Financial instruments [Line Items]
Total financial assets		(2,396,000)	(3,245,000)
Prepayments, current
Financial instruments [Line Items]
Gross receivables		34,521,000	75,414,000
Trade and other receivables		33,737,000	74,630,000
Prepayments, current | Impairment provision for doubtful receivables
Financial instruments [Line Items]
Total financial assets		(784,000)	(784,000)
Other receivables, current
Financial instruments [Line Items]
Gross receivables		25,712,000	21,209,000
Trade and other receivables		23,063,000	18,163,000
Other receivables, current | Impairment provision for doubtful receivables
Financial instruments [Line Items]
Total financial assets		(2,649,000)	(3,046,000)
Guarantee deposits
Financial instruments [Line Items]
Gross receivables		11,785,000	29,966,000
Trade and other receivables		11,785,000	29,966,000
Guarantee deposits | Impairment provision for doubtful receivables
Financial instruments [Line Items]
Total financial assets		0	0
Other receivables, non-current
Financial instruments [Line Items]
Gross receivables		2,727,000	2,559,000
Trade and other receivables		2,727,000	2,559,000
Other receivables, non-current | Impairment provision for doubtful receivables
Financial instruments [Line Items]
Total financial assets		0	0
Trade and other receivables
Financial instruments [Line Items]
Gross receivables		614,693,000	916,815,000
Trade and other receivables		608,864,000	909,740,000
Trade and other receivables | Impairment provision for doubtful receivables
Financial instruments [Line Items]
Total financial assets		$ (5,829,000)	$ (7,075,000)